Subsequent events (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
OHB Pediatrics Ltd [Member]
Subsequent Event [Line Items]
Schedule Of Issuance Of Common Shares For Purpose Of Calculating Loss Per Shares	In accordance with ASC 260, the Company retrospectively applied all issuances of its common shares for purposes of calculating the Company’s Loss Per Share for all periods presented on the statements of operations. See the table below:

	Number of Shares	Total Splits	Total Shares
Balance, December 31, 2025	101	10,000	1,010,000

Issuance, April 15, 2026	61,302,500	—	61,302,500

Balance, June 30, 2026	61,302,601	—	62,312,500

Shares outstanding for calculating EPS as of June 30, 2026 and 2025			62,312,500
In accordance with ASC 260, the Company retrospectively applied all issuances of its common shares for purposes of calculating the Company’s Loss Per Share for all periods presented on the statements of operations. See the table below:

	Number of Shares	Total Splits	Total Shares
Balance at December 31, 2024	1	10,000	10,000
Issuance December 31, 2025	100	10,000	1,000,000

Balance, December 31, 2025	101	10,000	1,010,000
Issuance, April 15, 2026	61,302,500	—	61,302,500

Shares outstanding for calculating EPS	61,302,601		62,312,500